Receivables - Summary of Receivables (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (69,000,000)	$ (83,000,000)
Receivables from customers	3,019,000,000	3,047,000,000
Rebates	256,000,000	190,000,000
Income taxes (Note 8)	83,000,000	104,000,000
Other receivables	223,000,000	201,000,000
Receivables	$ 3,581,000,000	$ 3,542,000,000
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%	5.00%
Outstanding customer credit with financial institution	$ 444
Risk of default very low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	1,147,000,000	$ 762,000,000
Risk of default low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	270,000,000	64,000,000
Receivables from Customers[Member] | Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables from customers	1,417,000,000	826,000,000
Receivables from Customers[Member] | Third Parties Potash Nitrogen Phosphate [Member]
Trade and other current receivables [abstract]
Receivables from customers	391,000,000	428,000,000
Receivables from Customers[Member] | Related Party - Canpotex [Member]
Trade and other current receivables [abstract]
Receivables from customers	122,000,000	194,000,000
Receivables from Customers[Member] | Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables from customers	$ 1,158,000,000	$ 1,682,000,000